Description of Business and Organization (Details) - Schedule of company's subsidiaries and VIEs	12 Months Ended
Dec. 31, 2021
Subsidiaries:
Entity Incorporation, Date of incorporation	Apr-2- 04
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100%
LK Technology Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Mar-3- 11
Entity Incorporation, Place of incorporation	BVI
Percentage of legal ownership	100%
Dream Beyond Global Limited [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Dec-12- 18
Entity Incorporation, Place of incorporation	BVI
Percentage of legal ownership	100%
Superengine Holding Limited [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jun-14- 18
Entity Incorporation, Place of incorporation	BVI
Percentage of legal ownership	100%
Saleya Holding Limited [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Apr-6- 06	[1]
Entity Incorporation, Place of incorporation	BVI	[1]
Percentage of legal ownership	100%	[1]
MMB Limited [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Apr-11- 13
Entity Incorporation, Place of incorporation	Hong Kong
Percentage of legal ownership	100%
Mobile Media (China) Limited [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Nov-6- 07
Entity Incorporation, Place of incorporation	Hong Kong
Percentage of legal ownership	100%
Beijing Luokuang Spatial-Temporal Data Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Feb-1- 13
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100%
Shenzhen Luokung Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Dec-23- 10
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100%
Yunnan Luokung Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jul-7- 21
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100%
DMG Infotech Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Oct-20- 06
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100%
Jiangsu Zhong Chuan Rui You Information and Technology Co., Ltd. (“Zhong Chuan Rui You”) [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	May-26- 11
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100%
Huoerguosi Luokung Information and Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jul-19- 17
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100%
Shenzhen Jiu Zhou Shi Dai Digital and Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Nov-26- 04
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100%
Shanghai PICO AI Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jul-23- 21
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100%
Luokung Zhitong Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	May-18- 20
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	51%
Beijing Yuanli Anda Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jun-13- 18
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	51%
Beijing Wave Function Culture Development Co., Ltd. (“Wave Function”) [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Mar-30- 21	[2]
Entity Incorporation, Place of incorporation	PRC	[2]
Percentage of legal ownership	41%	[2]
Yunnan Wave Function Technology Co., Ltd [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jul-22- 21	[2]
Entity Incorporation, Place of incorporation	PRC	[2]
Percentage of legal ownership	41%	[2]
BOTBRAIN AI LIMITED [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	May-22- 19
Entity Incorporation, Place of incorporation	BVI
Percentage of legal ownership	67.36%
BOTBRAIN LIMITED [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Sep-10- 19
Entity Incorporation, Place of incorporation	Hong Kong
Percentage of legal ownership	67.36%
Beijing BotBrain AI Information Technology Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jan-14- 20
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	67.36%
Nanjing BotBrain AI Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Mar-6- 19
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	43.78%
Beijing GWIN Digital Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jun-17- 21
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	70%
Luokung Remote Sensing Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Oct-25- 21
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	75%
Anhui Superengine Intelligent Technology co., Ltd [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Oct-26- 17
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100%
SuperEngine (Hainan) Technology Development Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Aug-20- 20
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100%
Luokung Datong Data Technology Co., Ltd. [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Aug-27- 20
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	75%
Beijing Zhong Chuan Shi Xun Technology Co., Ltd. (“Zhong Chuan Shi Xun”) [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	May-17- 04
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	100%
Beijing BotBrain AI Technology Co., Ltd. (“Beijing Botbrain”) [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Jan-18- 16
Entity Incorporation, Place of incorporation	PRC
Percentage of legal ownership	67.36%
eMapgo Technologies (Beijing) Co., Ltd (“EMG”) [Member]
Subsidiaries:
Entity Incorporation, Date of incorporation	Mar-12- 04	[1]
Entity Incorporation, Place of incorporation	PRC	[1]
Percentage of legal ownership	100%	[1]

[1]	Acquired on March 17, 2021
[2]	The Company controls these entities through the cooperation of a 10% shareholder who votes consistent with the Company’s wishes.